Other Invested Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Other invested assets	$ 19,406	$ 18,412
Low Income Housing Tax Credit Properties
Schedule of Investments [Line Items]
Other invested assets	457	677
Derivative
Schedule of Investments [Line Items]
Other invested assets	$ 18,949	$ 17,735